CONSOLIDATED STATEMENTS OF CASH FLOWS (UNAUDITED) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Cash Flows from Operating Activities
Net income (loss)	$ (170,432)	$ 116,175	$ 1,029,325	$ 890,972
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities
Depreciation	902	1,383	2,510	1,143
Loss on investment in equity securities	2,426
(Gain) loss on foreign currency exchange	(12,525)	(28,923)	(31,288)	10,656
Changes in assets and liabilities:
Decrease (increase) in accounts receivable	332,296	(217,633)	(1,042,657)	(777,143)
Decrease (increase) in inventory	1,073	88	(7,240)	1,959
Decrease (increase) in advance to suppliers	(51,192)	(19,549)	(22,210)	(4,046)
Decrease (increase) in prepaid expense and other assets	(507)	11,778	(5,226)	(16,346)
Increase (decrease) in accounts payable	(45,683)	(23,260)	9,757	33,354
Increase (decrease) in accrued expenses	(9,043)	38,346	23,147	19,125
Increase (decrease) in income tax payable	(8,149)	16,520	4,122	35,127
Increase (decrease) in advance from customers				(37,085)
Increase (decrease) in due to shareholders	(69,312)	137,547	53,265	(141,928)
Net cash provided by (used in) operating activities	(30,146)	32,472	13,505	15,788
Cash flows from investing activities
Purchase of equipment	(935)	(1,809)	(2,869)	(5,102)
Acquisition of subsidiary equity interest				(30,562)
Net cash used in investing activities	(935)	(1,809)	(2,869)	(35,664)
Effect of exchange rate changes on cash and cash equivalents	2,573	(960)	884	2,400
Net increase (decrease) in cash and cash equivalents	(28,508)	29,703	11,520	(17,476)
Cash and Cash Equivalents
Beginning	36,130	24,610	24,610	42,086
Ending	7,622	54,313	36,130	24,610
Cash paid during the year for:
Interest	0	0	0	0
Income taxes	0	$ 0	$ 13,673	$ 1,528
Non-cash financing and investing activities
Common shares issued in exchange for investment in equity securities	$ 32,425